Investment Securities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Amortized Cost	$ 219,079,904	$ 183,819,638
Gross Unrealized Gains	110,541	445,806
Gross Unrealized Losses	26,272,336	1,922,985
Fair Value	192,918,109	182,342,459
Other investments [Member]
Amortized Cost	2,968,000	6,438,000
Gross Unrealized Gains	0	142,199
Gross Unrealized Losses	76,326	4,394
Fair Value	2,891,674	6,575,805
ABS and OAS [Member]
Amortized Cost	2,929,740	2,131,610
Gross Unrealized Gains	0	82,414
Gross Unrealized Losses	236,134	0
Fair Value	2,693,606	2,214,024
Agency mortgage-backed securities (Agency MBS) [Member]
Amortized Cost	135,193,097	128,291,487
Gross Unrealized Gains	69,447	184,002
Gross Unrealized Losses	20,030,945	1,342,968
Fair Value	115,231,599	127,132,521
CMO [Member]
Amortized Cost	12,278,033	1,451,349
Gross Unrealized Gains	581	0
Gross Unrealized Losses	342,689	30,891
Fair Value	11,935,925	1,420,458
Taxable municipal securities
Amortized Cost	300,000	300,000
Gross Unrealized Gains	0	0
Gross Unrealized Losses	65,142	1,267
Fair Value	234,858	298,733
Tax-exempt municipal securities
Amortized Cost	12,042,410	830,279
Gross Unrealized Gains	40,513	1,167
Gross Unrealized Losses	759,356	67
Fair Value	11,323,567	831,379
U.S. GSE debt securities [Member]
Amortized Cost	12,000,000	12,001,978
Gross Unrealized Gains	0	36,024
Gross Unrealized Losses	1,624,709	209,504
Fair Value	10,375,291	11,828,498
U.S. Government securities [Member]
Amortized Cost	41,368,624	32,374,935
Gross Unrealized Gains	0	0
Gross Unrealized Losses	3,137,035	333,894
Fair Value	$ 38,231,589	$ 32,041,041